Share-Based Payments - Options by Grant Date (Details)	12 Months Ended
	Jun. 30, 2021 year R / shares	Jun. 30, 2020 year R / shares	Jun. 30, 2019 R / shares
2006 share plan | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	371,008	6,086,252
Number of other equity instruments forfeited in share-based payment arrangement	6,325	249,459
Number of options and rights (in shares)	0	377,333	6,713,044
Award price (in SA rand per share) | R / shares	R 0	R 18.41	R 26.45
2006 share plan | PS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	11,928,241	0
Number of other equity instruments forfeited in share-based payment arrangement	486,783	8,592,572
Number of options and rights (in shares)	0	12,415,024	21,007,596
Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	331,466	0
Number of other equity instruments forfeited in share-based payment arrangement	84,878	55,861
Number of options and rights (in shares)	2,102,523	1,162,152	0
Over three years [Member] | Management DSP | DS | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	595,450
Remaining life (years)	1.2	0
Over three years [Member] | Management DSP | DS | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	895,336
Remaining life (years)	2.2
Over five years [Member] | Management DSP | DS | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	232,237
Remaining life (years)	3.2	0
Over five years [Member] | Management DSP | DS | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	379,500
Remaining life (years)	4.2